PARNASSUS FIXED-INCOME FUND
Parnassus Fixed-Income Fund
Investment Objective
The Parnassus Fixed-Income Fund’s objective is a high level of current income consistent with safety and preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Fixed-Income Fund.
Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PARNASSUS FIXED-INCOME FUND
Management Fees		0.50%
Distribution (12b-1) Fees		none
Other Expenses		0.29%
Service Fees		0.12%
All remaining other expenses		0.17%
Total Annual Fund Operating Expenses		0.79%
Expense Reimbursement		0.11%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	0.68%
[1]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total operating expenses to 0.68% of net assets for the Parnassus Fixed-Income Fund. This agreement will not be terminated prior to May 1, 2014, and may be continued indefinitely by the investment adviser on a year-to-year basis. The net expense number has been restated to reflect the current expense reimbursement.

For additional information about the Parnassus Fixed-Income Fund’s expenses, please see ”Financial Highlights” in the prospectus.
Example
This example is intended to help you compare the cost of investing in the Parnassus Fixed-Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PARNASSUS FIXED-INCOME FUND	77	248	435	974

Portfolio Turnover
The Parnassus Fixed-Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5.5% of the average value of its portfolio.
Principal Investment Strategies
The Parnassus Fixed-Income Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of bonds and other fixed- income instruments. The Fund invests primarily in investment-grade bonds, which means they are rated within the four highest categories as determined by a nationally recognized statistical rating organization. Ordinarily, at the time of purchase, at least 65% of the Fund’s total net assets will be invested in fixed-income securities rated “A” or better by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Rating Group (“S&P”), and at least 80% in fixed- income securities with investment-grade ratings (i.e., rated at least BBB- by S&P or at least Baa3 by Moody’s). The Fund’s investment adviser (Adviser) also takes environmental, social and governance factors into account in making investment decisions. The Fund may sell a security if the Adviser believes it no longer meets the Fund’s investment objective. The Fund may invest in long-term, intermediate-term or short-term fixed-income securities or any combination thereof, depending on market conditions, and these securities may also have floating or variable interest rates. As of March 31, 2013, the dollar-weighted average maturity of the Fund’s portfolio was 8.65 years.
Principal Risks
All investments involve risk, and investing in the Parnassus Fixed-Income Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:

  Interest Rate Risk. In general, bond prices are inversely related to interest rates. As interest rates drop, bond prices will likely go up, and as interest rates go up, the value of bonds will likely go down.
  Credit Risk. There is a possibility that issuers of debt obligations will not pay the Fund interest or principal or that their credit rating may be downgraded by a ratings agency.
  Market Risk. A security’s value may also be affected by market activity or by supply and demand. If the Fund is unable to find buyers for a given security, this can have a negative effect on the NAV.
  Convertible Securities Risk. Up to 20% of the Parnassus Fixed-Income Fund’s assets may be invested in convertible securities, and these securities may not have an investment-grade rating (commonly referred to as “junk bonds”), which would make them riskier than securities with an investment-grade rating.
  Turnover Risk. The Fund may incur high portfolio turnover. High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which the Fund must pay, and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal tax laws.
  Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
  Information Risk. The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.
  Management Risk. The Adviser may be wrong in its assessment of a security’s value and the Fund’s holdings may not reach what the Adviser believes are their full values.

Performance Information
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Fixed-Income Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.

During the ten-year period shown in the bar chart, the highest return for a quarter was 4.8% (quarter ended September 30, 2009), and the lowest return for a quarter was a loss of 2.1% (quarter ended December 31, 2010).
Below is a table comparing the performance of the Parnassus Fixed-Income Fund with that of the Barclays U.S. Aggregate Bond Index and the Lipper A-Rated Bond Fund Average. Figures are average annual returns for the one-, five- and ten-year periods ended December 31, 2012. The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns compare with a stock index and a group of similar mutual funds, and also how the Fund’s performance varies from year to year.
Average Annual Total Returns (%) (all periods ended December 31, 2012)
Average Annual Total Returns	One Year	Five Years	Ten Years
PARNASSUS FIXED-INCOME FUND	2.08%	5.25%	4.93%
PARNASSUS FIXED-INCOME FUND Return after Taxes on Distributions	1.78%	4.53%	3.89%
PARNASSUS FIXED-INCOME FUND Return after Taxes on Distributions and Sale of Fund Shares	1.73%	4.32%	3.75%
PARNASSUS FIXED-INCOME FUND Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.94%	5.18%
PARNASSUS FIXED-INCOME FUND Lipper A-Rated Bond Fund Average	7.09%	6.30%	5.33%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. To provide better alignment with the overall investment objective of the Fund, the Barclays U.S. Aggregate Bond Index replaced the Barclays Capital U.S. Government/Credit Bond Index as of May 1, 2013. The returns for the Barclays Capital U.S. Government/Credit Bond Index for the one-, five- and ten-year periods were 4.82%, 6.06% and 5.24%, respectively, which reflect no deduction for fees, expenses or taxes.